Income Taxes (Details)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes, description	The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000. HK Ebang Communications, HK Ebang Technology and HK Ebang Information did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.
Income tax effects, description	Ebang Hongfa, Ebang Hongling, Wuhai Ebang, Zhejiang Ebang, Ebang IT, Yunnan Ebang, Hangzhou Yiquansheng, Hangzhou Dewang and Ebang Jusheng are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Ebang obtained the “high-tech enterprise” tax status in November 2017, which reduced its statutory income tax rate to 15% from November 2017 to November 2020. Zhejiang Ebang further re-applied and obtained the HNTE status in December 2020. Hangzhou Dewang obtained the “high-tech enterprise” tax status in November 2018, which reduced its statutory income tax rate to 15% from November 2018 to November 2021. In addition, Ebang IT, was qualified as a software enterprise in 2018, and thus was entitled to a five-year tax holiday (full exemption for the first two years and a 50% reduction in the statutory income tax rate for the following three years) in 2018 until its software enterprise qualification expired in 2019.
Statutory income tax rate	25.00%